Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	$ 1,341	$ 0
Derivative Asset, Noncurrent	1,440	228
Derivative Liability, Current	(101)	(2,015)
Derivative Liability, Noncurrent	0	(2,102)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	1,341	0
Derivative Asset, Noncurrent	1,440	228
Derivative Liability, Current	(101)	(2,015)
Derivative Liability, Noncurrent	$ 0	$ (2,102)